BALANCE SHEETS COMPONENTS - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Engineering, design, and testing accrual	$ 33,950	$ 42,518
Construction in progress	92,590	43,115
Retail leasehold improvements accrual	15,796	6,114
Other professional services accrual	13,944	9,083
Tooling liability	23,966	15,243
Series B convertible preferred stock repurchase liability		3,000
Short-term insurance financing note	15,281	980
Operating lease liabilities, current portion	11,056
Other current liabilities	111,629	31,700
Total other current liabilities	$ 318,212	$ 151,753